Accrued Expenses and Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 16,242	$ 15,203
Accrued expenses	6,219	6,234
Government authorities	1,426	4,738
Other	571	1,614
Accrued expenses and other accounts payable	$ 24,458	$ 27,789